UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2004

Check here if Amendment [ X ]; Amendment Number:
This Amendment (Check only one.): [ X ] is a restatement.
                                  [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Greenleaf Trust
Address: 100 W. Michigan Ave., Ste. 100
         Kalamazoo, Michigan  49007

13F File Number:  28-10142

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      William D. Johnston
Title:     President
Phone:     269-388-9800

Signature, Place, and Date of Signing:

     William D. Johnston     Kalamazoo, MI     August 16, 2004


Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:          0

Form 13F Information Table Entry Total:     80

Form 13F Information Table Value Total:     $284,415 (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AFLAC Inc			COM	001055102	3585	87840	sh		shared	0	67965	0	19875
Affiliated Computer Services	CL A	008190100	4986	94185	sh		shared	0	68895	0	25290
Alberto Culver Co		COM	013068101	2036	40602	sh		shared	0	30764	0	9838
Ambac Financial Group Inc	COM	023139108	6458	87940	sh		shared	0	66465	0	21475
Amgen Inc			COM	031162100	271	4964	sh		shared	0	4853	0	111
Amphenol Corp NEW		CL A	032095101	1694	50830	sh		shared	0	38545	0	12285
Automatic Data Processing	COM	053015103	239	5700	sh		shared	0	2150	0	3550
Bank One Corp			COM	06423A103	832	16310	sh		shared	0	8312	0	7998
Baxter International		COM	071813109	36	1031	sh		sole	0	0	0	1031
Bed Bath Beyond Inc		COM	075896100	4576	119000	sh		shared	0	91795	0	27205
Berkshire Hathaway Inc Del	CL A	084670108	6671	75	sh		sole	0	75	0	0
Best Buy Inc			COM	086516101	3237	63805	sh		shared	0	49420	0	14385
Bright Horizon Family Solutions	COM	109195107	2076	38720	sh		shared	0	29670	0	9050
Bristol Myers Squibb Co		COM	110122108	18	750	sh		sole	0	0	0	750
CDW Corporation			COM	12512N105	3446	54040	sh		shared	0	38295	0	15745
Carrington Labs Inc		COM	144525102	98	22000	sh		sole	0	22000	0	0
Charter One Financial Inc	COM	160903100	8	175	sh		sole	0	0	0	175
Cheesecake Factory Inc		COM	163072101	1704	42835	sh		shared	0	30185	0	12650
Chemical Financial Corp		COM	163731102	213	5769	sh		shared	0	5769	0	0
Chico's Fas			COM	168615102	3200	70852	sh		shared	0	52930	0	17922
Cisco Sys Inc			COM	17275R102	395	16672	sh		sole	0	9650	0	7022
Citigroup Inc			COM	172967101	5852	125844	sh		shared	0	95074	0	30770
Coca Cola Co			COM	191216100	419	8300	sh		shared	0	8300	0	0
Comerica Inc			COM	200340107	24	441	sh		sole	0	0	0	441
Corinthian Colleges Inc		COM	218868107	3137	126800	sh		shared	0	93010	0	33790
Dell Inc			CL B	24702R101	3579	99920	sh		shared	0	78395	0	21525
Electronic Arts Inc		COM	285512109	3721	68205	sh		shared	0	52100	0	16105
Enerplus Res Fd		Unit TR G NEW	29274D604	1654	58110	sh		shared	0	44680	0	13430
Exxon Mobil Corp		COM	30231G102	536	12074	sh		shared	0	11474	0	600
Factset Resh Sys Inc		COM	303075105	1934	40910	sh		shared	0	30405	0	10505
Fair Isaac & Co			COM	303250104	2761	82723	sh		shared	0	64137	0	18586
Fastenal Co			COM	311900104	5162	90830	sh		shared	0	66730	0	24100
Fifth Third Bancorp		COM	316773100	1946	36176	sh		shared	0	26148	0	10028
First Data Corp			COM	319963104	222	4980	sh		shared	0	0	0	4980
First National Lincoln Corp	COM	335716106	281	14400	sh		sole	0	0	0	14400
Flaherty & Crmn/Clymr Pfd Se	COM SHS	338478100	609	25804	sh		sole	0	25200	0	604
Flaherty & Crumrine Pfd Inc	COM	33848E106	723	57625	sh		shared	0	43100	0	14525
Fortune Brands Inc		CLBCONV	349631101	3590	47590	sh		shared	0	36815	0	10775
General Electric Co		COM	369604103	664	20508	sh		shared	0	14143	0	6365
Gentex Corp			COM	371901109	2062	51965	sh		shared	0	35750	0	16215
Gilead Sciences Inc		COM	375558103	3660	54630	sh		shared	0	41430	0	13200
Harley Davidson Inc		COM	412822108	1830	29540	sh		shared	0	22090	0	7450
Health Management Associates 	COM	421933102	200	8925	sh		shared	0	900	0	8025
Huntington Bancshares Inc	COM	446150104	285	12422	sh		sole	0	12422	0	0
Intel Corp			COM	458140100	358	12965	sh		shared	0	6540	0	6425
IBM Corp			COM	459200101	215	2442	sh		shared	0	2442	0	0
ISHARES TR		S&P500/BAR GRW	464287309	1175	20691	sh		sole	0	18128	0	2563
ISHARES TR		S&P500/BAR VAL	464287408	4107	71708	sh		sole	0	67989	0	3719
ISHARES TR		S&P SMLCP VALU	464287879	1610	14672	sh		shared	0	13279	0	1393
ISHARES TR		S&P SMLCP GROW	464287887	1798	18424	sh		sole	0	14540	0	3884
Jacobs Engineering Group Inc	COM	469814107	2486	63135	sh		shared	0	46060	0	17075
Johnson & Johnson		COM	478160104	660	11854	sh		shared	0	9454	0	2400
Kronos Inc			COM	501052104	3769	91485	sh		shared	0	70885	0	20600
L-3 Communications Hldg Corp	COM	502424104	4464	66825	sh		shared	0	51135	0	15690
La Jolla Pharmaceutical Co	COM	503459109	42	17350	sh		sole	0	17350	0	0
MBNA Corp			COM	55262L100	4879	189193	sh		shared	0	139105	0	50088
McGraw Hill Cos Inc		CL A	580645109	1914	24995	sh		shared	0	18840	0	6155
Medtronic Inc			COM	585055106	400	8202	sh		shared	0	8202	0	0
Merck & Co Inc			COM	589331107	213	4475	sh		shared	0	3475	0	1000
Microsoft Corp			COM	594918104	343	12018	sh		shared	0	10500	0	1518
MIDCAP SPDR TR		UNIT SER 1	595635103	2682	24143	sh		sole	0	18700	0	5443
Morgan Stanley Emer Mkts Fd	COM	61744G107	4037	305137			shared		244070	0	61067
National City Corp		COM	635405103	1130	32280	sh		shared	0	26311	0	5969
Oracle Corp			COM	68389X105	132	11077	sh		shared	0	1925	0	9152
O Reilly Automotive Inc		COM	686091109	5289	117015	sh		shared	0	86800	0	30215
Pfizer Inc			COM	717081103	26690	778587	sh		shared	0	466457	0	312130
Polaris Industries		COM	731068102	3784	78840	sh		shared	0	57240	0	21600
Rare Hospitality Intl Inc	COM	753820109	1654	66440	sh		shared	0	51390	0	15050
Respironics Inc			COM	761230101	4036	68700	sh		shared	0	51525	0	17175
SBC Communications Inc		COM	78387G103	49	2000	sh		sole	0	0	0	2000
SPDR TR			UNIT SER 1	78462F103	2867	25029	sh		sole	0	22424	0	2605
Sara Lee Corp			COM	803111103	277	12058	sh		sole	0	12058	0	0
Stryker Corp			COM	863667101	102004	1852973	sh		shared	0	632518	0	1220455
Symantec Corp			COM	871503108	2268	51805	sh		shared	0	34705	0	17100
Sysco Corp			COM	871829107	4336	120870	sh		shared	0	90405	0	30465
3M Company			COM	88579Y101	235	2606	sh		shared	0	2606	0	0
Viacom Inc			CL B	925524308	1550	43400	sh		shared	0	33725	0	9675
Walgreen Co			COM	931422109	2120	58557	sh		shared	0	40532	0	18025
Zebra Technologies Corp 	CL A	989207105	207	2375	sh		shared	0	0	0	2375
Zimmer Holdings Inc		COM	98956P102	6	70	sh		sole	0	0	0	70


